T. ROWE PRICE Capital Appreciation Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.2%
Domino's Pizza Master Issuer
Series 2017-1A, Class A23
4.118%, 7/25/47 (1) 38,844,625 35,718
Domino's Pizza Master Issuer
Series 2018-1A, Class A2I
4.116%, 7/25/48 (1) 34,029,188 32,029
Domino's Pizza Master Issuer
Series 2019-1A, Class A2
3.668%, 10/25/49 (1) 18,110,625 15,616
Total Asset-Backed Securities (Cost $90,657) 83,363
BANK LOANS 13.9% (2)
Acrisure, FRN
1M USD LIBOR + 3.75%, 6.865%, 2/15/27  25,299,450 23,117
ADMI, FRN
1M USD LIBOR + 3.38%, 6.49%, 12/23/27 (3) 57,110,245 50,222
ADMI, FRN
1M USD LIBOR + 3.75%, 6.865%, 12/23/27  132,772,681 117,836
ADMI, FRN
3M USD LIBOR + 3.00%, 4/30/25 (3) 4,815,351 4,370
Alliant Holdings Intermediate, FRN
1M USD LIBOR + 3.25%, 6.365%, 5/9/25 (3) 154,169,911 147,498
Alliant Holdings Intermediate, FRN
1M USD LIBOR + 3.25%, 6.365%, 5/9/25 (3) 66,714,598 63,851
Alliant Holdings Intermediate, FRN
1M USD LIBOR + 3.50%, 6.493%, 11/5/27  180,673,243 170,962
Applied Systems, FRN
1M USD LIBOR + 3.00%, 6.674%, 9/19/24 (3) 150,939,641 146,997
Applied Systems, FRN
1M USD LIBOR + 5.50%, 9.174%, 9/19/25 (3) 16,707,253 16,398
Arches Buyer, FRN
1M USD LIBOR + 3.25%, 6.365%, 12/6/27  28,622,929 25,671
Ascend Learning, FRN
1M USD LIBOR + 3.50%, 6.615%, 12/11/28  195,180,088 179,761
Ascend Learning, FRN
1M USD LIBOR + 5.75%, 8.865%, 12/10/29  27,870,000 24,125
AthenaHealth Group, FRN
1M TSFR + 3.50%, 6.576%, 2/15/29 (4) 192,637,321 172,218
Azalea Topco, FRN
1M TSFR + 3.75%, 6.784%, 7/25/26 (3)(5) 26,155,262 23,736
Azalea Topco, FRN
1M USD LIBOR + 3.50%, 6.613%, 7/24/26  132,969,224 120,670
Azalea Topco, FRN
1M USD LIBOR + 3.75%, 6.865%, 7/24/26 (3) 34,915,569 31,730
T. ROWE PRICE Capital Appreciation Fund

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Camelot U.S. Acquisition, FRN
1M USD LIBOR + 3.00%, 6.115%, 10/30/26  68,445,848 66,050
Charter Communications Operating, FRN
1M USD LIBOR + 1.75%, 4/30/25 (3) 10,134,707 9,930
CoreLogic, FRN
1M USD LIBOR + 3.50%, 6.625%, 6/2/28  50,198,589 37,523
CoreLogic, FRN
1M USD LIBOR + 6.50%, 9.625%, 6/4/29  5,985,000 4,010
Delta 2, FRN
3M USD LIBOR + 2.50%, 5.615%, 2/1/24  222,654,902 219,594
Eagle Broadband Investments, FRN
1M USD LIBOR + 3.00%, 6.688%, 11/12/27  11,740,225 11,183
Entegris, FRN
1M TSFR + 3.00%, 5.597%, 3/2/29  47,379,261 46,958
Eyecare Partners, FRN
1M TSFR + 3.75%, 7.424%, 2/18/27  9,953,690 9,008
Eyecare Partners, FRN
1M TSFR + 3.75%, 7.424%, 11/15/28 (5) 9,024,650 8,415
Filtration Group, FRN
1M USD LIBOR + 3.50%, 6.615%, 10/21/28  47,623,632 45,103
Filtration Group, FRN
3M EURIBOR + 3.50%, 4.185%, 3/31/25 (EUR)  50,817,715 47,355
Filtration Group, FRN
3M USD LIBOR + 3.00%, 6.115%, 3/31/25 (3) 61,297,495 58,750
Heartland Dental, FRN
1M USD LIBOR + 4.00%, 7.084%, 4/30/25  20,448,520 18,894
Heartland Dental, FRN
3M USD LIBOR + 3.50%, 6.615%, 4/30/25  169,133,753 155,392
Hilton Worldwide Finance, FRN
1M USD LIBOR + 1.75%, 6/21/26 (3) 6,406,229 6,187
Howden Group Holdings, FRN
1M USD LIBOR + 3.25%, 6.375%, 11/12/27  164,223,124 156,217
HUB International, FRN
1M USD LIBOR + 3.00%, 5.766%, 4/25/25 (3) 769,576,674 738,955
HUB International, FRN
1M USD LIBOR + 3.25%, 5.982%, 4/25/25  518,288,806 498,532
IRB Holding, FRN
1M TSFR + 3.00%, 5.595%, 12/15/27  67,263,330 62,891
IRB Holding, FRN
1M USD LIBOR + 4.75%, 7.802%, 2/5/25 (3) 64,248,297 61,990
Life Time, FRN
1M USD LIBOR + 4.75%, 7.82%, 12/16/24  19,802,638 19,530
Loire Finco Luxembourg, FRN
1M USD LIBOR + 3.25%, 6.365%, 4/21/27  104,973,304 98,150
Medline Borrower, FRN
1M USD LIBOR + 3.25%, 6.365%, 10/23/28  391,663,275 359,472

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mileage Plus Holdings, FRN
1M USD LIBOR + 5.25%, 8.777%, 6/21/27  210,971,313 211,461
Pacific Dental Services, FRN
1M USD LIBOR + 3.50%, 6.493%, 5/5/28  14,369,850 13,804
PetVet Care Centers, FRN
1M USD LIBOR + 3.50%, 6.615%, 2/14/25  74,444,451 68,582
PetVet Care Centers, FRN
3M USD LIBOR + 2.75%, 5.865%, 2/14/25  11,494,001 10,546
PetVet Care Centers, FRN
3M USD LIBOR + 3.25%, 6.365%, 2/14/25  48,760,617 44,799
PetVet Care Centers, FRN
3M USD LIBOR + 6.25%, 9.365%, 2/13/26  3,982,000 3,796
Polaris Newco, FRN
1M USD LIBOR + 4.00%, 7.674%, 6/2/28  13,397,672 12,334
Project Boost Purchaser, FRN
1M USD LIBOR + 3.50%, 6.615%, 5/30/26  16,969,066 16,036
RealPage, FRN
1M USD LIBOR + 3.00%, 5.524%, 4/24/28  186,348,604 174,288
RealPage, FRN
1M USD LIBOR + 6.50%, 9.584%, 4/23/29  6,300,000 6,068
Ryan Specialty Group, FRN
1M USD LIBOR + 3.00%, 6.134%, 9/1/27 (5) 36,845,814 35,556
SeaWorld Parks & Entertainment, FRN
1M USD LIBOR + 3.00%, 6.125%, 8/25/28  48,563,902 46,520
SkyMiles IP, FRN
3M USD LIBOR + 3.75%, 6.46%, 10/20/27  50,656,020 50,695
Sophia, FRN
1M TSFR + 4.00%, 7.034%, 10/7/27  14,070,403 13,560
Sophia, FRN
1M USD LIBOR + 3.50%, 7.174%, 10/7/27  31,655,250 30,389
Storable, FRN
1M TSFR + 3.50%, 6.078%, 4/17/28  9,452,500 8,862
Sunshine Luxembourg VII, FRN
1M USD LIBOR + 3.75%, 7.424%, 10/1/26  118,929,294 110,373
TK Elevator U.S. Newco, FRN
6M USD LIBOR + 3.50%, 6.871%, 7/30/27  127,208,584 121,697
UKG, FRN
1M USD LIBOR + 3.25%, 5.535%, 5/4/26  644,045,726 611,309
UKG, FRN
1M USD LIBOR + 5.25%, 7.535%, 5/3/27  32,910,000 30,935
USI, FRN
1M USD LIBOR + 3.25%, 6.924%, 12/2/26 (3) 174,601,045 167,762
USI, FRN
3M USD LIBOR + 2.75%, 6.424%, 5/16/24 (3) 326,120,017 316,881

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Woof Holdings, FRN
1M USD LIBOR + 3.75%, 7.315%, 12/21/27 (5) 18,458,900 17,398
Total Bank Loans (Cost $6,507,059) 6,182,902
BOND MUTUAL FUNDS 1.6%
T. Rowe Price Institutional Floating Rate Fund – Institutional Class,
6.34% (6)(7) 80,115,838 727,452
Total Bond Mutual Funds (Cost $777,707) 727,452
COMMON STOCKS 63.1%
COMMUNICATION SERVICES 3.5%
Interactive Media & Services 3.5%
Alphabet, Class A (8)(9) 7,470,740 714,576
Alphabet, Class C (8) 6,316,480 607,330
Meta Platforms, Class A (8) 1,866,185 253,204
Total Communication Services 1,575,110
CONSUMER DISCRETIONARY 6.1%
Hotels, Restaurants & Leisure 3.5%
Starbucks (9) 3,892,400 327,974
Yum! Brands (9) 11,441,577 1,216,697
1,544,671
Internet & Direct Marketing Retail 2.6%
Amazon.com (8)(9) 10,093,800 1,140,599
1,140,599
Total Consumer Discretionary 2,685,270
CONSUMER STAPLES 0.7%
Beverages 0.7%
Keurig Dr Pepper (9) 8,299,245 297,279
Total Consumer Staples 297,279
ENERGY 0.8%
Oil, Gas & Consumable Fuels 0.8%
EOG Resources  1,448,800 161,875
Pioneer Natural Resources  888,700 192,430
Total Energy 354,305
FINANCIALS 5.7%
Banks 2.6%
PNC Financial Services Group (9) 7,818,759 1,168,279
1,168,279

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capital Markets 2.2%
Intercontinental Exchange  7,366,541 665,567
MSCI  693,331 292,440
958,007
Insurance 0.9%
Marsh & McLennan  2,778,518 414,805
414,805
Total Financials 2,541,091
HEALTH CARE 13.4%
Health Care Equipment & Supplies 3.1%
Becton Dickinson & Company  4,096,988 912,932
Embecta  9,393 271
Hologic (8) 532,520 34,358
Teleflex  2,065,692 416,154
1,363,715
Health Care Providers & Services 2.0%
UnitedHealth Group (9) 1,776,453 897,180
897,180
Life Sciences Tools & Services 7.7%
Avantor (8) 15,535,032 304,486
Danaher  3,976,289 1,027,036
PerkinElmer (6) 8,666,307 1,042,817
Thermo Fisher Scientific (9) 2,039,612 1,034,471
3,408,810
Pharmaceuticals 0.6%
Catalent (8) 3,755,898 271,777
271,777
Total Health Care 5,941,482
INDUSTRIALS & BUSINESS SERVICES 11.5%
Commercial Services & Supplies 1.8%
Aurora Innovation (8) 34,667,381 76,615
Waste Connections  5,199,301 702,582
779,197
Industrial Conglomerates 3.6%
General Electric (9) 14,511,952 898,435
Roper Technologies  1,995,532 717,673
1,616,108
Machinery 4.4%
Fortive (6) 18,895,054 1,101,582

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ingersoll Rand  19,669,285 850,893
1,952,475
Professional Services 1.7%
Equifax  1,056,936 181,190
TransUnion  9,410,385 559,824
741,014
Total Industrials & Business Services 5,088,794
INFORMATION TECHNOLOGY 18.9%
Electronic Equipment, Instruments & Components 3.4%
TE Connectivity  9,919,477 1,094,713
Teledyne Technologies (8) 1,297,368 437,823
1,532,536
IT Services 1.3%
Mastercard, Class A  1,034,100 294,036
Visa, Class A  1,499,900 266,457
560,493
Semiconductors & Semiconductor Equipment 4.3%
NVIDIA  1,465,100 177,848
NXP Semiconductors  5,792,582 854,464
Texas Instruments  5,742,135 888,768
1,921,080
Software 6.8%
Microsoft (9) 11,201,227 2,608,766
Salesforce (8) 2,713,553 390,317
2,999,083
Technology Hardware, Storage & Peripherals 3.1%
Apple (9) 10,032,396 1,386,477
1,386,477
Total Information Technology 8,399,669
MATERIALS 0.1%
Chemicals 0.1%
Linde  249,100 67,155
Total Materials 67,155
UTILITIES 1.2%
Multi-Utilities 1.2%
Ameren  6,162,044 496,353

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Public Service Enterprise Group  807,000 45,377
Total Utilities 541,730
Total Miscellaneous Common Stocks  1.2% (10) 526,360
Total Common Stocks (Cost $24,497,322) 28,018,245
CONVERTIBLE BONDS 0.2%
Shopify, 0.125%, 11/1/25  19,577,000 16,272
Snap, Zero Coupon, 5/1/27  26,949,000 18,784
Spotify USA, Zero Coupon, 3/15/26  44,593,000 35,343
Total Convertible Bonds (Cost $80,552) 70,399
CONVERTIBLE PREFERRED STOCKS 0.5%
INFORMATION TECHNOLOGY 0.5%
Software 0.5%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $183,922 (5)
(8)(11) 2,141,932 196,462
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $16,282 (5)
(8)(11) 177,514 16,282
Total Information Technology 212,744
Total Convertible Preferred Stocks (Cost $200,204) 212,744
CORPORATE BONDS 7.1%
Acrisure, 7.00%, 11/15/25 (1) 76,025,000 68,993
Alliant Holdings Intermediate, 4.25%, 10/15/27 (1) 14,533,000 12,499
Alliant Holdings Intermediate, 5.875%, 11/1/29 (1) 22,668,000 18,531
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 60,812,000 52,907
Altice France Holding, 10.50%, 5/15/27 (1) 56,255,000 44,019
AmWINS Group, 4.875%, 6/30/29 (1) 20,805,000 17,372
Arches Buyer, 4.25%, 6/1/28 (1) 300,000 234
Avantor Funding, 3.875%, 11/1/29 (1) 12,760,000 10,367
Avantor Funding, 4.625%, 7/15/28 (1) 67,552,000 60,121
Black Knight InfoServ, 3.625%, 9/1/28 (1) 10,180,000 8,678
Booz Allen Hamilton, 3.875%, 9/1/28 (1) 9,245,000 7,927
Catalent Pharma Solutions, 3.125%, 2/15/29 (1) 23,381,000 18,033
Catalent Pharma Solutions, 3.50%, 4/1/30 (1) 12,380,000 9,594
Catalent Pharma Solutions, 5.00%, 7/15/27 (1) 6,148,000 5,472
CCO Holdings, 5.00%, 2/1/28 (1) 252,238,000 220,078
CCO Holdings, 5.125%, 5/1/27 (1) 274,340,000 247,592
CCO Holdings, 5.50%, 5/1/26 (1) 12,750,000 12,081
Cedar Fair, 5.25%, 7/15/29  71,965,000 61,710
Cedar Fair, 5.375%, 4/15/27  84,152,000 77,420

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cedar Fair, 5.50%, 5/1/25 (1) 59,601,000 57,515
Cedar Fair, 6.50%, 10/1/28  58,664,000 54,411
Charles River Laboratories International, 3.75%, 3/15/29 (1) 2,425,000 1,988
Clarios Global, 6.25%, 5/15/26 (1) 21,486,000 20,519
Clarios Global, 6.75%, 5/15/25 (1) 15,558,000 15,208
Clarios Global, 8.50%, 5/15/27 (1) 76,610,000 72,684
Clarivate Science Holdings, 3.875%, 7/1/28 (1) 10,532,000 8,636
Clarivate Science Holdings, 4.875%, 7/1/29 (1) 7,515,000 5,881
CoreLogic, 4.50%, 5/1/28 (1) 12,875,000 8,755
Delta Air Lines, 4.75%, 10/20/28 (1) 37,425,000 34,771
Gartner, 3.625%, 6/15/29 (1) 9,580,000 7,963
Gartner, 3.75%, 10/1/30 (1) 11,663,000 9,535
Gartner, 4.50%, 7/1/28 (1) 6,360,000 5,660
General Electric, Series D, FRN, 3M USD LIBOR + 3.33%,
6.623% (12) 140,675,000 130,828
Hadrian Merger Sub, 8.50%, 5/1/26 (1) 65,911,000 60,309
Hilton Domestic Operating, 3.625%, 2/15/32 (1) 15,984,000 12,308
Hilton Domestic Operating, 3.75%, 5/1/29 (1) 16,014,000 13,252
Hilton Domestic Operating, 4.00%, 5/1/31 (1) 20,169,000 16,236
Hilton Domestic Operating, 4.875%, 1/15/30  758,000 659
Hilton Domestic Operating, 5.375%, 5/1/25 (1) 8,874,000 8,697
Hilton Domestic Operating, 5.75%, 5/1/28 (1) 2,016,000 1,890
Hilton Worldwide Finance, 4.875%, 4/1/27  3,401,000 3,120
Hologic, 3.25%, 2/15/29 (1) 8,628,000 7,032
Howmet Aerospace, 3.00%, 1/15/29  19,275,000 15,709
HUB International, 5.625%, 12/1/29 (1) 16,885,000 14,141
HUB International, 7.00%, 5/1/26 (1) 294,594,000 276,918
IQVIA, 5.00%, 5/15/27 (1) 14,625,000 13,601
KFC Holding, 4.75%, 6/1/27 (1) 135,551,000 125,385
Korn Ferry, 4.625%, 12/15/27 (1) 11,955,000 10,550
Lamar Media, 3.625%, 1/15/31  4,650,000 3,685
Lamar Media, 3.75%, 2/15/28  26,928,000 23,293
Lennox International, 3.00%, 11/15/23  6,420,000 6,296
Life Time, 5.75%, 1/15/26 (1) 52,089,000 47,401
Live Nation Entertainment, 4.875%, 11/1/24 (1) 3,645,000 3,499
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 37,477,500 36,541
Mirant, EC, 7.90%, 7/15/09 (1)(5)(8) 16,000,000 —
MSCI, 3.25%, 8/15/33 (1) 1,520,000 1,163
MSCI, 3.625%, 9/1/30 (1) 23,375,000 19,284
MSCI, 3.625%, 11/1/31 (1) 3,330,000 2,681
MSCI, 3.875%, 2/15/31 (1) 3,513,000 2,942
MSCI, 4.00%, 11/15/29 (1) 17,371,000 14,809
NiSource, VR, 5.65% (12)(13) 44,495,000 41,047
Photo Holdings Merger Sub, 8.50%, 10/1/26 (1) 18,736,000 11,921
Ryan Specialty Group, 4.375%, 2/1/30 (1) 2,890,000 2,449
SBA Communications, 3.125%, 2/1/29  22,706,000 17,852

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SBA Communications, 3.875%, 2/15/27  30,673,000 27,299
Sensata Technologies, 3.75%, 2/15/31 (1) 12,485,000 9,707
Sensata Technologies, 4.00%, 4/15/29 (1) 19,660,000 16,269
Sensata Technologies, 5.00%, 10/1/25 (1) 23,800,000 22,669
Sensata Technologies, 5.625%, 11/1/24 (1) 6,670,000 6,595
Sirius XM Radio, 5.00%, 8/1/27 (1) 74,165,000 67,861
Six Flags Entertainment, 4.875%, 7/31/24 (1) 186,526,000 177,200
Six Flags Entertainment, 5.50%, 4/15/27 (1) 115,949,000 101,455
Six Flags Theme Parks, 7.00%, 7/1/25 (1) 29,908,000 29,908
State Street, Series F, FRN, 3M USD LIBOR + 3.597%, 6.89% (12) 11,154,000 11,042
Surgery Center Holdings, 10.00%, 4/15/27 (1) 49,641,000 48,648
Teleflex, 4.25%, 6/1/28 (1) 5,425,000 4,720
Teleflex, 4.625%, 11/15/27  31,460,000 28,078
TK Elevator U.S. Newco, 5.25%, 7/15/27 (1) 11,750,000 9,988
TransDigm, 5.50%, 11/15/27  12,875,000 11,169
TransDigm, 6.25%, 3/15/26 (1) 12,875,000 12,489
TransDigm, 6.375%, 6/15/26  5,780,000 5,433
TransDigm U.K. Holdings, 6.875%, 5/15/26  3,025,000 2,859
Twilio, 3.625%, 3/15/29  1,215,000 981
Twitter, 5.00%, 3/1/30 (1) 15,890,000 15,155
U.S. Airways PTT, Series 2010-1, Class A, 6.25%, 4/22/23  4,693,229 4,611
U.S. Airways PTT, Series 2012-2, Class A, 4.625%, 6/3/25  863,443 777
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  5,222,135 4,589
United Airlines PTT, Series 2012-1, Class A, 4.15%, 4/11/24  8,174,438 7,742
USI, 6.875%, 5/1/25 (1) 110,519,000 106,098
Vail Resorts, 6.25%, 5/15/25 (1) 6,444,000 6,363
Yum! Brands, 3.625%, 3/15/31  19,413,000 15,385
Yum! Brands, 4.625%, 1/31/32  45,057,000 37,848
Yum! Brands, 4.75%, 1/15/30 (1) 17,503,000 15,227
Yum! Brands, 5.35%, 11/1/43  70,711,000 56,215
Yum! Brands, 5.375%, 4/1/32  45,537,000 39,902
Yum! Brands, 6.875%, 11/15/37  27,015,000 27,218
Total Corporate Bonds (Cost $3,436,577) 3,134,152
PREFERRED STOCKS 0.4%
FINANCIALS 0.0%
Financial Services 0.0%
Charles Schwab, Series D, 5.95% (12) 95,800 2,354
Total Financials 2,354
UTILITIES 0.4%
Electric Utilities 0.4%
CMS Energy, 5.875%, 10/15/78 (6) 2,410,083 55,552
CMS Energy, 5.875%, 3/1/79 (6) 3,148,716 73,019

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SCE Trust IV, Series J, VR, 5.375% (6)(12)(13) 1,711,983 33,692
162,263
Gas & Gas Transmission 0.0%
NiSource, Series B, VR, 6.50% (12)(13) 645,665 15,935
15,935
Total Utilities 178,198
Total Preferred Stocks (Cost $200,306) 180,552
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 9.4%
U S Treasury Obligations 9.4%
U.S. Treasury Notes, 1.50%, 1/31/27  809,976,000 726,194
U.S. Treasury Notes, 1.875%, 2/28/27  590,233,500 537,482
U.S. Treasury Notes, 2.50%, 3/31/27  750,229,300 700,761
U.S. Treasury Notes, 2.75%, 8/15/32  2,427,012,800 2,219,958
4,184,395
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $4,320,509) 4,184,395
SHORT-TERM INVESTMENTS 3.7%
Money Market Funds 3.7%
T. Rowe Price Government Reserve Fund, 3.07% (6)(14) 1,636,064,068 1,636,064
Total Short-Term Investments (Cost $1,636,064) 1,636,064
Total Investments in Securities 100.1%
(Cost $41,746,957) $ 44,430,268
Other Assets Less Liabilities (0.1)% (44,125)
Net Assets 100.0% $ 44,386,143
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$2,500,337 and represents 5.6% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of September 30, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.

T. ROWE PRICE Capital Appreciation Fund

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(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at September 30, 2022, was $27,978 and was valued at $27,858
(0.1% of net assets).
(5) Level 3 in fair value hierarchy.
(6) Affiliated Companies
(7) SEC 30-day yield
(8) Non-income producing
(9) All or a portion of this security is pledged to cover or as collateral for written call options at September 30, 2022.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$212,744 and represents 0.5% of net assets.
(12) Perpetual security with no stated maturity date.
(13) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
OTC Over-the-counter
PTT Pass-Through Trust
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Alphabet, Class A, Call,
1/20/23 @ $160.00 2,380 22,765 (23)
Goldman Sachs
Alphabet, Class A, Call,
1/20/23 @ $165.00 2,380 22,765 (19)
Goldman Sachs
Alphabet, Class A, Call,
1/20/23 @ $170.00 2,380 22,765 (15)
Goldman Sachs
Alphabet, Class A, Call,
1/20/23 @ $175.00 2,380 22,765 (14)
Citibank
Amazon.com, Call, 1/20/23
@ $225.00 1,260 14,238 (6)
Citibank
Amazon.com, Call, 1/20/23
@ $230.00 1,260 14,238 (5)
Citibank
Amazon.com, Call, 1/20/23
@ $235.00 1,260 14,238 (4)
Citibank
Amazon.com, Call, 1/20/23
@ $240.00 1,260 14,238 (4)
Citibank
Amazon.com, Call, 1/20/23
@ $245.00 1,260 14,238 (3)
Citibank
Amazon.com, Call, 1/20/23
@ $250.00 1,260 14,238 (3)
Citibank
Amazon.com, Call, 1/20/23
@ $255.00 1,260 14,238 (3)
Goldman Sachs
Amazon.com, Call, 1/20/23
@ $180.00 1,860 21,018 (52)
Goldman Sachs
Amazon.com, Call, 1/20/23
@ $185.00 1,860 21,018 (42)
Goldman Sachs
Amazon.com, Call, 1/20/23
@ $190.00 1,860 21,018 (32)
Goldman Sachs
Amazon.com, Call, 1/20/23
@ $200.00 1,220 13,786 (16)
Goldman Sachs
Amazon.com, Call, 1/20/23
@ $205.00 1,220 13,786 (9)
Goldman Sachs
Amazon.com, Call, 1/20/23
@ $210.00 1,220 13,786 (7)
Goldman Sachs
Amazon.com, Call, 1/20/23
@ $215.00 1,220 13,786 (7)
Goldman Sachs
Amazon.com, Call, 1/20/23
@ $220.00 1,220 13,786 (5)
Goldman Sachs
Amazon.com, Call, 1/20/23
@ $225.00 1,220 13,786 (5)
Wells Fargo Bank
Amazon.com, Call, 1/20/23
@ $175.00 8,400 94,920 (311)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Wells Fargo Bank
Amazon.com, Call, 1/20/23
@ $190.00 3,200 36,160 (54)
Wells Fargo Bank
Amazon.com, Call, 1/20/23
@ $195.00 3,200 36,160 (51)
Wells Fargo Bank
Amazon.com, Call, 1/20/23
@ $200.00 3,200 36,160 (43)
Wells Fargo Bank
Amazon.com, Call, 1/20/23
@ $205.00 3,200 36,160 (24)
Wells Fargo Bank
Amazon.com, Call, 1/20/23
@ $210.00 3,200 36,160 (18)
JPMorgan Chase
Apple, Call, 1/20/23 @
$170.00 5,100 70,482 (1,010)
JPMorgan Chase
Apple, Call, 1/20/23 @
$175.00 5,100 70,482 (711)
JPMorgan Chase
Apple, Call, 1/20/23 @
$180.00 5,100 70,482 (518)
Wells Fargo Bank
General Electric, Call,
1/20/23 @ $85.00 7,280 45,071 (342)
Wells Fargo Bank
General Electric, Call,
1/20/23 @ $90.00 7,280 45,071 (189)
Wells Fargo Bank
General Electric, Call,
1/20/23 @ $95.00 7,280 45,070 (113)
Wells Fargo Bank
General Electric, Call,
1/20/23 @ $110.00 9,609 59,489 (58)
Citibank
Keurig Dr Pepper, Call,
1/20/23 @ $40.00 7,350 26,328 (404)
Citibank
Keurig Dr Pepper, Call,
1/20/23 @ $42.00 7,350 26,328 (184)
Citibank
Microsoft, Call, 1/20/23 @
$325.00 4,370 101,777 (251)
Citibank
Microsoft, Call, 1/20/23 @
$330.00 2,142 49,887 (106)
Citibank
Microsoft, Call, 1/20/23 @
$340.00 4,452 103,687 (169)
Citibank
Microsoft, Call, 1/20/23 @
$350.00 4,452 103,687 (147)
Citibank
Microsoft, Call, 1/20/23 @
$360.00 2,310 53,800 (61)
Citibank
Microsoft, Call, 1/20/23 @
$365.00 1,603 37,334 (33)
Credit Suisse
Microsoft, Call, 1/20/23 @
$320.00 4,546 105,876 (336)
Credit Suisse
Microsoft, Call, 1/20/23 @
$330.00 1,372 31,954 (68)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Credit Suisse
Microsoft, Call, 1/20/23 @
$335.00 1,372 31,954 (93)
Credit Suisse
Microsoft, Call, 1/20/23 @
$340.00 1,372 31,954 (52)
Credit Suisse
Microsoft, Call, 1/20/23 @
$345.00 1,372 31,954 (53)
Credit Suisse
Microsoft, Call, 1/20/23 @
$350.00 1,372 31,954 (45)
JPMorgan Chase
Microsoft, Call, 1/20/23 @
$350.00 2,320 54,033 (77)
JPMorgan Chase
Microsoft, Call, 1/20/23 @
$355.00 2,320 54,033 (81)
JPMorgan Chase
Microsoft, Call, 1/20/23 @
$360.00 2,321 54,056 (61)
Susquehanna Financial
Group LLLP
Microsoft, Call, 1/20/23 @
$320.00 2,277 53,031 (168)
Susquehanna Financial
Group LLLP
Microsoft, Call, 1/20/23 @
$330.00 2,277 53,031 (113)
Susquehanna Financial
Group LLLP
Microsoft, Call, 1/20/23 @
$340.00 2,277 53,031 (87)
Susquehanna Financial
Group LLLP
Microsoft, Call, 1/20/23 @
$350.00 2,277 53,031 (75)
Citibank
PNC Financial Services
Group, Call, 1/20/23 @
$220.00 3,221 48,128 (97)
Citibank
PNC Financial Services
Group, Call, 1/20/23 @
$230.00 3,221 48,128 (24)
JPMorgan Chase
PNC Financial Services
Group, Call, 1/20/23 @
$190.00 1,946 29,077 (161)
JPMorgan Chase
PNC Financial Services
Group, Call, 1/20/23 @
$195.00 1,946 29,077 (107)
JPMorgan Chase
PNC Financial Services
Group, Call, 1/20/23 @
$200.00 1,946 29,077 (88)
Goldman Sachs
Starbucks, Call, 1/20/23 @
$97.50 5,442 45,854 (1,107)
Goldman Sachs
Starbucks, Call, 1/20/23 @
$100.00 5,442 45,854 (844)
Goldman Sachs
Starbucks, Call, 1/20/23 @
$105.00 5,442 45,854 (482)
Citibank
Thermo Fisher Scientific,
Call, 1/20/23 @ $640.00 961 48,741 (332)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
UnitedHealth Group, Call,
1/20/23 @ $540.00 1,794 90,604 (3,436)
Citibank
UnitedHealth Group, Call,
1/20/23 @ $560.00 1,014 51,211 (1,407)
Citibank
UnitedHealth Group, Call,
1/20/23 @ $580.00 1,014 51,211 (829)
Wells Fargo Bank
Yum! Brands, Call, 1/20/23
@ $145.00 2,042 21,715 (128)
Wells Fargo Bank
Yum! Brands, Call, 1/20/23
@ $150.00 2,042 21,715 (112)
Total Options Written (Premiums $(181,004)) $ (15,534)

T. ROWE PRICE Capital Appreciation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
CMS Energy, 5.875%, 10/15/78  $ (54) $ (10,037) $ 3,065
CMS Energy, 5.875%, 3/1/79  262 (13,568) 4,029
Fortive  — (90,780) 3,182
NiSource, VR, 5.65%  — (4,939) 1,895
NiSource, Series B, VR, 6.50%  850 (3,324) 1,223
PerkinElmer  (9,744) (512,173) 1,475
SCE Trust IV, Series J, VR, 5.375%  (1,060) (9,226) 1,877
T. Rowe Price Institutional Floating Rate Fund –
Institutional Class, 6.34%  — (50,579) 25,229
T. Rowe Price Government Reserve Fund, 3.07% — — 20,959
Affiliates not held at period end 61,468 (45,767) 6,195
Totals $ 51,722 # $ (740,393) $ 69,129 +

T. ROWE PRICE Capital Appreciation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
CMS Energy  $ 562,429 $ — $ 524,477 $ —
CMS Energy, 5.875%, 10/15/78  81,578 — 15,989 55,552
CMS Energy, 5.875%, 3/1/79  111,396 — 24,809 73,019
Fortive  — 1,192,362 — 1,101,582
NiSource, 7.75%, 3/1/24  73,729 — 65,914 —
NiSource, VR, 5.65%  45,986 — — *
NiSource, Series B, VR, 6.50%  38,220 — 18,961 *
PerkinElmer  * 713,007 68,928 1,042,817
SCE Trust IV, Series J, VR,
5.375%  49,999 — 7,081 33,692
T. Rowe Price Institutional
Floating Rate Fund –
Institutional Class, 6.34%  617,662 160,369 — 727,452
T. Rowe Price Government
Reserve Fund, 3.07% 5,817,258 ¤ ¤ 1,636,064
Total $ 4,670,178 ^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $67,234 of dividend income and $1,895 of interest income.
* On the date indicated, issuer was held but not considered an affiliated company.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,907,208.

T. ROWE PRICE Capital Appreciation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Capital Appreciation Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Capital Appreciation Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Capital Appreciation Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Capital Appreciation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,338,157 $ — $ 4,338,157
Bank Loans — 6,097,797 85,105 6,182,902
Bond Mutual Funds 727,452 — — 727,452
Common Stocks 27,718,993 299,252 — 28,018,245
Convertible Preferred Stocks — — 212,744 212,744
Corporate Bonds — 3,134,152 — 3,134,152
Preferred Stocks 180,552 — — 180,552
Short-Term Investments 1,636,064 — — 1,636,064
Total $ 30,263,061 $ 13,869,358 $ 297,849 $ 44,430,268
Liabilities
Options Written $ — $ 15,534 $ — $ 15,534
1
Includes Asset-Backed Securities, Convertible Bonds and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).

T. ROWE PRICE Capital Appreciation Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F72-054Q3 09/22